Share Capital	9 Months Ended
Sep. 30, 2025
Disclosure of classes of share capital [abstract]
Share Capital

Note 9—Share Capital

The share capital of Ascendis Pharma A/S consists of 61,695,211 fully paid shares at a nominal value of DKK 1, all in the same share class, and which includes 597,055 ordinary shares represented by ADSs held by Ascendis Pharma A/S. For the nine months ended September 30, 2025, the share capital was increased with 1,005,724 number of shares.